Segment Information (Summary of operating results of business segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 109,523	$ 99,275	$ 88,313
Income (loss) from operations	6,616	(10,059)	5,136
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	109,523	99,275	88,313
Income (loss) from operations	7,930	(8,573)	7,500
Operating Segments [Member] | Printed Circuit Boards [Member]
Segment Reporting Information [Line Items]
Revenues	30,476	30,138	30,480
Income (loss) from operations	(4,012)	(5,902)	(2,422)
Operating Segments [Member] | Microelectronics [Member]
Segment Reporting Information [Line Items]
Revenues	79,047	69,137	57,833
Income (loss) from operations	$ 11,942	$ (2,671)	$ 9,922